Portfolio of investments—July 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 96.78%
Australia: 1.62%
Ansell Ltd. (Health care, Health care equipment & supplies)	53,751	$1,234,433
Steadfast Group Ltd. (Financials, Insurance)	169,631	606,219
		1,840,652
Canada: 2.69%
Novanta, Inc. (Information technology, Electronic equipment, instruments & components)†	21,439	3,056,129
France: 2.04%
Alten SA (Information technology, IT services)	26,640	2,316,700
Germany: 2.33%
Bechtle AG (Information technology, IT services)	20,042	839,276
CTS Eventim AG & Co. KGaA (Communication services, Entertainment)	14,355	968,544
TAG Immobilien AG (Real estate, Real estate management & development)	52,376	836,935
		2,644,755
Italy: 2.45%
Azimut Holding SpA (Financials, Capital markets)	9,398	399,180
De’ Longhi SpA (Consumer discretionary, Household durables)	13,853	650,250
Interpump Group SpA (Industrials, Machinery)	43,066	1,733,715
		2,783,145
Japan: 12.89%
Daiseki Co. Ltd. (Industrials, Commercial services & supplies)	35,020	832,733
DTS Corp. (Information technology, IT services)	249,900	1,817,450
Fuji Seal International, Inc. (Materials, Containers & packaging)	49,500	932,549
Horiba Ltd. (Information technology, Electronic equipment, instruments & components)	21,000	3,295,977
MEITEC Group Holdings, Inc. (Industrials, Professional services)	100,800	2,109,962
MISUMI Group, Inc. (Industrials, Machinery)	32,900	782,722
Nihon Parkerizing Co. Ltd. (Materials, Chemicals)	112,100	1,160,669
Orix JREIT, Inc. (Real estate, Office REITs)	1,989	1,287,080
Shizuoka Financial Group, Inc. (Financials, Banks)	63,100	1,244,649
Taikisha Ltd. (Industrials, Construction & engineering)	44,800	1,173,973
		14,637,764
Norway: 1.09%
Atea ASA (Information technology, IT services)	48,978	888,747
Elopak ASA (Materials, Containers & packaging)	91,105	349,424
		1,238,171
Spain: 1.59%
Viscofan SA (Consumer staples, Food products)	27,241	1,804,995
Sweden: 1.68%
Asker Healthcare Group AB (Health care, Health care providers & services)	51,381	437,189
See accompanying notes to portfolio of investments
Allspring Special Global Small Cap Fund | 1

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Sweden(continued)
Hexpol AB (Materials, Chemicals)	54,248	$504,939
Loomis AB Class B (Industrials, Commercial services & supplies)	17,475	964,349
		1,906,477
Switzerland: 0.73%
Bossard Holding AG Class A (Industrials, Trading companies & distributors)	2,948	825,956
United Kingdom: 6.07%
Convatec Group PLC (Health care, Health care equipment & supplies)144A	256,610	775,391
Diploma PLC (Industrials, Trading companies & distributors)	11,972	1,185,622
Domino’s Pizza Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	365,770	997,357
Elementis PLC (Materials, Chemicals)	192,831	464,824
Lancashire Holdings Ltd. (Financials, Insurance)	147,938	1,201,645
LondonMetric Property PLC (Real estate, Industrial REITs)	289,058	764,156
Nomad Foods Ltd. (Consumer staples, Food products)	126,578	1,506,278
Samarkand Group PLC (Consumer discretionary, Broadline retail)♦†	949,998	1
		6,895,274
United States: 61.60%
Addus HomeCare Corp. (Health care, Health care providers & services)†	12,797	1,477,798
Alamo Group, Inc. (Industrials, Machinery)	10,198	1,622,298
Allegro MicroSystems, Inc. (Information technology, Semiconductors & semiconductor equipment)†	12,182	505,553
Amkor Technology, Inc. (Information technology, Semiconductors & semiconductor equipment)	18,522	923,692
Azenta, Inc. (Health care, Life sciences tools & services)†	19,196	539,983
AZZ, Inc. (Industrials, Building products)	13,940	2,017,397
Blackbaud, Inc. (Information technology, Software)†	30,428	1,302,318
BorgWarner, Inc. (Consumer discretionary, Automobile components)	9,434	601,323
Brady Corp. Class A (Industrials, Commercial services & supplies)	24,245	2,285,576
Cactus, Inc. Class A (Energy, Energy equipment & services)	27,486	1,786,865
CDW Corp. (Information technology, Electronic equipment, instruments & components)	16,632	2,458,376
Charles River Laboratories International, Inc. (Health care, Life sciences tools & services)†	3,765	875,400
Chemed Corp. (Health care, Health care providers & services)	1,585	843,616
CNO Financial Group, Inc. (Financials, Insurance)	32,774	1,805,520
CSW Industrials, Inc. (Industrials, Building products)	6,756	2,154,691
Essent Group Ltd. (Financials, Financial services)	23,927	1,578,225
Federal Signal Corp. (Industrials, Machinery)	14,997	1,873,875
Five Below, Inc. (Consumer discretionary, Specialty retail)†	4,091	888,279
FormFactor, Inc. (Information technology, Semiconductors & semiconductor equipment)†	5,753	610,969
Guardian Pharmacy Services, Inc. Class A (Health care, Health care providers & services)†	19,995	790,402
Hanover Insurance Group, Inc. (Financials, Insurance)	13,634	3,171,677
Innospec, Inc. (Materials, Chemicals)	32,450	2,790,051
J&J Snack Foods Corp. (Consumer staples, Food products)	7,228	552,942
Kadant, Inc. (Industrials, Machinery)	4,843	1,489,222
Legence Corp. Class A (Industrials, Construction & engineering)†	13,239	846,369
See accompanying notes to portfolio of investments
2 | Allspring Special Global Small Cap Fund

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
United States(continued)
Mayville Engineering Co., Inc. (Industrials, Machinery)†	13,798	$354,195
MDU Resources Group, Inc. (Utilities, Gas utilities)	37,899	756,085
MSA Safety, Inc. (Industrials, Commercial services & supplies)	9,647	1,835,535
Mueller Industries, Inc. (Industrials, Machinery)	22,672	1,505,648
Okta, Inc. (Information technology, IT services)†	11,331	1,608,209
Old National Bancorp (Financials, Banks)	62,864	1,674,697
Pattern Group, Inc. Class A (Consumer discretionary, Broadline retail)†	47,145	1,085,278
Pediatrix Medical Group, Inc. (Health care, Health care providers & services)†	31,515	835,463
Piper Sandler Cos. (Financials, Capital markets)	18,760	1,422,008
Prestige Consumer Healthcare, Inc. (Health care, Pharmaceuticals)†	16,555	831,392
Primo Brands Corp. Class A (Consumer staples, Beverages)	43,862	995,667
PVH Corp. (Consumer discretionary, Textiles, apparel & luxury goods)	8,563	742,070
Quaker Chemical Corp. (Materials, Chemicals)	11,490	1,844,375
Revvity, Inc. (Health care, Life sciences tools & services)	7,397	832,310
RPM International, Inc. (Materials, Chemicals)	11,140	1,192,760
Sanmina Corp. (Information technology, Electronic equipment, instruments & components)†	7,982	1,481,140
Somnigroup International, Inc. (Consumer discretionary, Household durables)	9,290	606,916
StandardAero, Inc. (Industrials, Aerospace & defense)†	52,835	1,548,594
Standex International Corp. (Industrials, Machinery)	5,007	1,484,576
Steven Madden Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	27,261	1,256,187
Terreno Realty Corp. (Real estate, Industrial REITs)	23,139	1,657,909
Toro Co. (Industrials, Machinery)	6,627	608,822
UFP Technologies, Inc. (Health care, Health care equipment & supplies)†	6,626	1,688,172
UMB Financial Corp. (Financials, Banks)	11,005	1,603,759
Voya Financial, Inc. (Financials, Financial services)	15,112	1,502,586
Watts Water Technologies, Inc. Class A (Industrials, Machinery)	2,655	918,072
WESCO International, Inc. (Industrials, Trading companies & distributors)	1,873	643,357
Winmark Corp. (Consumer discretionary, Specialty retail)	4,918	1,640,153
		69,948,352
Total common stocks (Cost $81,095,550)		109,898,370

		Yield
Short-term investments: 3.08%
Investment companies: 3.08%
Allspring Government Money Market Fund Select Class♠∞		3.59%	3,498,730	3,498,730
Total short-term investments (Cost $3,498,730)				3,498,730
Total investments in securities (Cost $84,594,280)	99.86%			113,397,100
Other assets and liabilities, net	0.14			161,623
Total net assets	100.00%			$113,558,723

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
Allspring Special Global Small Cap Fund | 3

Portfolio of investments—July 31, 2026 (unaudited)

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,866,652	$17,842,140	$(17,210,062)	$0	$0	$3,498,730	3,498,730	$75,993
See accompanying notes to portfolio of investments
4 | Allspring Special Global Small Cap Fund

Notes to portfolio of investments—July 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2026, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Special Global Small Cap Fund | 5

Notes to portfolio of investments—July 31, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$1,840,652	$0	$1,840,652
Canada	3,056,129	0	0	3,056,129
France	0	2,316,700	0	2,316,700
Germany	0	2,644,755	0	2,644,755
Italy	0	2,783,145	0	2,783,145
Japan	0	14,637,764	0	14,637,764
Norway	349,424	888,747	0	1,238,171
Spain	0	1,804,995	0	1,804,995
Sweden	0	1,906,477	0	1,906,477
Switzerland	0	825,956	0	825,956
United Kingdom	1,506,278	5,388,996	0	6,895,274
United States	69,948,352	0	0	69,948,352
Short-term investments
Investment companies	3,498,730	0	0	3,498,730
Total assets	$78,358,913	$35,038,187	$0	$113,397,100
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2026, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Special Global Small Cap Fund